Note 10 - Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note
11.
Accrued Expenses and Other Current Liabilities

The following table summarizes accrued expenses and other current liabilities at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor:

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Accrued insurance	$5,350	$4,743
Accrued interest	5,068	3,092
Accrued equipment purchases	1,415	-
Accrued sales and use tax	4,094	4,145
Accrued property taxes	426	865
Accrued professional fees	497	3,579
Other	1,197	2,406
Total accrued expenses and other liabilities	$18,047	$18,830

Note
10.
Accrued Expenses and Other Current Liabilities

The following table summarizes accrued expenses and other current liabilities as of
October 31, 2018
and
2017:

	2018	2017

Accrued insurance	$4,743,247	$3,155,685
Accrued interest	3,091,150	2,830,656
Accrued equipment purchases	-	2,172,115
Accrued sales and use tax	4,145,047	2,695,141
Accrued property taxes	865,061	750,264
Accrued professional fees	3,579,008	862,069
Other	2,406,089	2,156,192
Total accrued expenses and other liabilities	$18,829,602	$14,622,122